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NATIONWIDE SEPARATE ACCOUNT TRUST
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One Nationwide Plaza - Box 1492 - Columbus, Ohio 43216  (614) 249-7855




May 8, 1997

VIA EDGAR
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The United States Securities
 and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:  Separate Account Trust
          SEC File Nos. 2-73024, 811-3213

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Nationwide Separate Account Trust (the "Trust"), we certify that the form of the Prospectus for the Nationwide Small Company Fund and the joint prospectus for the Capital Appreciation, Total Return, Government Bond and Money Market Funds that would have been filed under paragraph (c) or under Rule 497 does not differ from the form of the Prospectus contained in Post-Effective Amendment No. 23 to the Registration Statement for the Trust which became effective May 1, 1997.

The prospectus for the Nationwide Income Fund and the Trust's Statement of Additional Information are being filed under separate cover pursuant to Rule 497(c).

If there are any questions in connection with the enclosed, please contact the undersigned at (614) 249-7452.

Very truly yours,

NATIONWIDE SEPARATE ACCOUNT TRUST


Craig A. Carver
Assistant Treasurer